Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
Schedule of estimated useful lives of assets
Server hardware	5 years
Vehicles	5 years

Schedule of estimated average useful lives of intangible assets
Acquired software	5 years
Purchased courseware	5 years
Copyrights	5 years

Schedule of currency exchange rates
	March 31, 2025	March 31, 2024	March 31, 2023
Year-end spot rate	US$1= 7.1782 RMB	US$1= 7.0950 RMB	US$1= 6.8717 RMB
Average rate	US$1= 7.1349 RMB	US$1= 7.1157 RMB	US$1= 6.8855 RMB